Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,914,660.00
Previously Paid Amount	0.00
Total Fee Amount	599.33
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 599.33
Narrative - Max Aggregate Offering Price	$ 3,914,660.00
Final Prospectus	true